Goodwill, VOBA and Other Intangible Assets (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Changes in VOBA
Beginning balance	$ 13,105	$ 14,833	$ 16,697
Amortization, net of interest accrued	(1,550)	(1,728)	(1,864)
Ending balance	$ 11,555	$ 13,105	$ 14,833